Derivative financial instruments (Details 1) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Interest rate contracts – Futures	$ 347,110	$ 742,171
Foreign currency exchange rate contracts – Futures	866,119	610,054
Interest rate contracts – Swaps	105,576	10,968
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	418,493	20,000
Equity - Total Return Swap (TRS)	111,479
Warrants	23,645	10
Call Options	27,000
Total assets	1,899,422	1,383,203
Liabilities
Interest rate contracts – Swaps	202,600	202,600
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	65,000	94,478
DI - Future		241,995
Total liabilities	267,600	643,631
Interest rate contracts – Futures		16,365
Equity - Total Return Swap (TRS)		88,193
Later than one month and not later than three months [member]
Assets
Interest rate contracts – Futures	305,566
Foreign currency exchange rate contracts – Futures	866,119	610,054
Interest rate contracts – Swaps
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	381,493
Equity - Total Return Swap (TRS)	9,945
Warrants
Call Options
Total assets	1,563,123	610,054
Liabilities
Interest rate contracts – Swaps	202,600
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	65,000
DI - Future		123,446
Total liabilities	267,600	132,834
Interest rate contracts – Futures
Equity - Total Return Swap (TRS)		9,388
Later than three months and not later than one year [member]
Assets
Interest rate contracts – Futures	14,521	728,473
Foreign currency exchange rate contracts – Futures
Interest rate contracts – Swaps
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	37,000	20,000
Equity - Total Return Swap (TRS)	85,043
Warrants
Call Options
Total assets	136,564	748,473
Liabilities
Interest rate contracts – Swaps		202,600
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)		94,478
DI - Future		108,808
Total liabilities		484,925
Interest rate contracts – Futures		234
Equity - Total Return Swap (TRS)		78,805
Later than one year [member]
Assets
Interest rate contracts – Futures	27,023	13,698
Foreign currency exchange rate contracts – Futures
Interest rate contracts – Swaps	105,576	10,968
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)
Equity - Total Return Swap (TRS)	16,491
Warrants	23,645	10
Call Options	27,000
Total assets	199,735	24,676
Liabilities
Interest rate contracts – Swaps
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)
DI - Future		9,741
Total liabilities		25,872
Interest rate contracts – Futures		16,131
Equity - Total Return Swap (TRS)